SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	May 31, 2024	May 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 105,344	$ 104,066
Accumulated depreciation	(64,487)	(44,435)
Property and equipment, net	40,857	59,631
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 88,388	88,388
Estimated Life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 11,780	11,780
Estimated Life	7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 5,176	$ 3,898
Estimated Life	3 years